Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents	$ 1,790,236	$ 673,264
Inventory	29,067	6,884
Prepaid expenses	49,338	60,137
Total Current Assets	1,868,641	740,285
Property and Equipment, net	25,003	44,721
Investment in gold bullions (cost $241,120 and $450,216, respectively)	494,259	627,065
Operating lease right-of-use asset, net	170,463	86,088
Security deposit	7,174	7,174
Total Assets	2,565,540	1,505,333
Current Liabilities
Operating lease liability, current	51,909	46,948
Total Current Liabilities	10,445,245	9,614,428
Long Term Liabilities
Operating lease liability, net of current	119,253	40,526
Total Liabilities	10,564,498	9,654,954
Commitments and Contingencies (Note 9)
Stockholders’ Deficit
Preferred stock value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000
Additional paid-in capital	12,434,886	12,290,687
Accumulated Deficit	(56,709,072)	(53,085,719)
Total Stockholders’ Deficit	(7,998,958)	(8,149,621)
Total Liabilities and Stockholders’ Deficit	2,565,540	1,505,333
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock value	5,237,800	5,237,800
Common Class A [Member]
Stockholders’ Deficit
Common stock value	31,015,428	27,385,611
Common Class B [Member]
Stockholders’ Deficit
Common stock value
Nonrelated Party [Member]
Current Liabilities
Accounts payable and accrued expenses	505,111	502,002
Related Party [Member]
Current Liabilities
Accounts payable and accrued expenses	8,330,933	7,383,186
Note payable - related party	1,492,000	1,617,000
Royalty agreement payable - related party	$ 65,292	$ 65,292